INVENTORIES - Changes in net realizable value of inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for adjustment to net realizable value of inventories
Balance at the beginning of the year	R$ (28,813)
Balance at the end of the year	(3,556)	R$ (28,813)
Inventories
Allowance for adjustment to net realizable value of inventories
Balance at the beginning of the year	(28,813)	(101,121)	R$ (66,363)
Provision for the year	(26,545)	(62,899)	(54,987)
Reversal of adjustment to net realizable value	46,740	94,391	37,451
Loss of control by selling of subsidiary		30,105
Loss of control by joint venture creation	392
Assets held for sale	881
Exchange rate variation	3,789	10,711	(17,222)
Balance at the end of the year	R$ (3,556)	R$ (28,813)	R$ (101,121)